Income Taxes (Details) - Schedule of deferred tax assets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Allowance for doubtful accounts	$ 31,852	$ 19,559
Contingent liabilities
Net operating loss carryforwards:
Deferred tax assets operating loss carryforwards	138,698	74,543
Less valuation allowance	(106,846)	(54,984)
Total deferred tax assets	31,852	19,559
PRC [Member]
Net operating loss carryforwards:
Deferred tax assets operating loss carryforwards foreign	97,192	53,435
Hong Kong [Member]
Net operating loss carryforwards:
Deferred tax assets operating loss carryforwards foreign	$ 9,654	$ 1,549